Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2024
Entity File Number	001-31968
Entity Registrant Name	APPLIED DIGITAL CORPORATION
Entity Central Index Key	0001144879
Entity Tax Identification Number	95-4863690
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false